Share Plans - Fair Value of Stock Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Granted	$ 9.63	$ 9.98	$ 9.47
Ending balance	$ 11.76
Restricted Stock Units (RSUs)
Restricted Shares Outstanding Shares
Beginning balance	1,250,082
Grants assumed in Merger	978,756
Granted	863,310
Vested	(1,420,511)
Forfeited	(78,359)
Ending Balance	1,593,278
Weighted Average Grant Date Fair Value
Beginning balance	$ 30.49
Grants assumed in Merger	$ 38.85
Granted	$ 41.56
Vested	$ 33.17
Forfeited	$ 37.22
Ending balance	$ 38.97